UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    747 Third Avenue, 33rd Floor
            New York, New York  10017

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 821-1473


Signature, Place and Date of Signing:

/s/ David Elias                New York, New York            November 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $111,735
                                         (thousands)


List of Other Included Managers:   None

                                                    FORM 13F INFORMATION TABLE

                               TITLE
                                 OF                  MARKET           SH/PR   SH/   PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      VALUE (USD)      AMT     PRN   CALL  DISCRETION  MGRS     SOLE    SHARED   NONE
ACE LTD                          ORD     G0070K103     3,585          65,500   SH            SOLE              65,500
ARIBA INC                      COM NEW   04033V203     2,118         282,740   SH            SOLE             282,740
AVALON CMNTYS INC                COM     053484101     2,601          21,600   SH            SOLE              21,600
BIOMED REALTY TRUST INC          COM     09063H107     2,194          72,300   SH            SOLE              72,300
CBRL GROUP INC                 NOTE 4/0  12489VAB2     5,243      10,810,000  PRN            SOLE           10,810,000
D R HORTON INC                   COM     23331A109    11,429         477,200   SH            SOLE             477,200
EQUINIX INC                    COM NEW   29444U502     4,064          67,620   SH            SOLE              67,620
FIDELITY NATL FINL INC           COM     316326107     5,798         139,200   SH            SOLE             139,200
GAP INC DEL                      COM     364760108     1,829          96,500   SH            SOLE              96,500
GOOGLE INC                       CL A    38259P508     3,111           7,740   SH            SOLE               7,740
KB HOME                          COM     48666K109     6,868         156,800   SH            SOLE             156,800
LENNAR CORP                      CL B    526057302    11,936         284,050   SH            SOLE             284,050
NEWCASTLE INVT CORP              COM     65105M108     3,136         114,429   SH            SOLE             114,429
NEWCASTLE INVT CORP              COM     65105M108       274           9,995   SH            SOLE                               9995
ORIGEN FINL INC                  COM     68619E208     2,806         494,840   SH            SOLE             494,840
PHH CORP                       COM NEW   693320202     2,507          91,500   SH            SOLE              91,500
PULTE HOMES INC                  COM     745867101     3,957         124,200   SH            SOLE             124,200
MILLS CORP                       COM     601148109       177           1,055   SH    PUT     SOLE               1,055
MILLS CORP                       COM     601148109        67             925   SH    PUT     SOLE                 925
MILLS CORP                       COM     601148109       244           1,120   SH    PUT     SOLE               1,120
MILLS CORP                       COM     601148109        43              85   SH    PUT     SOLE                  85
RAIT INVT TR                     COM     749227104     4,515         156,500   SH            SOLE             156,500
SCOTTISH RE GROUP LIMITED        SHS     G73537410       465          42,800   SH            SOLE              42,800
SUNRISE SENIOR LIVING INC        COM     86768K106     4,403         147,400   SH            SOLE             147,400
TAUBMAN CTRS INC                 COM     876664103     2,361          53,150   SH            SOLE              53,150
TOLL BROTHERS INC                COM     889478103    11,895         423,600   SH            SOLE             423,600
TYCO INTL LTD NEW                COM     902124106     2,842         101,550   SH            SOLE             101,550
VENTAS INC                       COM     92276F100     4,278         111,000   SH            SOLE             111,000
WYNDHAM WORLDWIDE CORP           COM     98310W108     1,223          43,718   SH            SOLE              43,718
YAHOO INC                        COM     984332106     5,766         228,100   SH            SOLE             228,100

                                                     111,735






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